Business Combinations (Tables)	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Schedule of fair value estimates for the intangible assets acquired
	Fair value	Amortization period (years)
Tangible assets (liabilities):
Cash	$789
Accounts receivable and other receivables	1,672
Inventory	3,991
Property and equipment	6,194
Other assets	343
Advance from customers	(1,726)
Trade payables	(466)
Provisions and other liabilities	(717)
Deferred tax liabilities, net	(855)
Net assets	9,225

Intangible assets:
Technology	1,213	2.5
Customer Relationship	856	5.8
Backlog	432	0.5
Goodwill	3,717	Infinite
Total purchase price	$15,443